CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and Cash Equivalents	$ 532,426	$ 66,554	$ 417,976
Accounts Receivable, Net	224,120	170,600	1,078,084
Inventories	648,941	687,181	2,539,721
Deferred Offering Costs	242,640	199,571	0
Prepaid Expenses and Other Assets	65,012	85,768	100,625
Total Current Assets	1,713,139	1,209,674	4,136,406
Tooling and Equipment, Net	589,065	664,967	961,692
Patents and Trademarks, Net	556,033	551,307	720,599
Debenture Issuance Costs, Net	225,798	0
Total Assets	3,084,035	2,425,948	5,818,697
Current Liabilities
Accounts Payable	3,201,479	2,896,567	3,766,617
Lines of Credit	112,500	112,500	652,081
Notes Payable	389,066	258,209	0
Current Portion of Long-term Debt, net of discount	1,283,355	1,060,188	4,924,838
Current Portion of Capital Leases	44,978	57,244	84,684
Customer Deposits	59,401	63,079	392,151
Accrued Interest	237,678	161,703	62,177
Accrued Expenses	607,414	519,672	305,840
Income Taxes Payable	24,428	21,486	300
Derivative Valuation	635,299	0
Total Current Liabilities	6,595,598	5,150,648	10,188,688
Long-Term Liabilities
Accrued Compensation	1,060,096	1,010,096	810,096
Long Term Portion of Term Debt, net of discount	1,680,802	1,715,253	1,072,051
Long Term Portion of Capital Leases	33,936	40,041	52,000
Accrued Interest	773,516	719,475	520,610
Total Long-Term Liabilities	3,548,350	3,484,865	2,454,757
Total Liabilities	10,143,948	8,635,513	12,643,445
Stockholders Equity (Deficit)
Series C Preferred Stock	0	0	0
Common Stock	3,537	3,537	3,537
Additional Paid-in Capital	20,019,153	19,933,202	19,716,963
Accumulated (Deficit)	(27,082,603)	(26,146,304)	(26,469,144)
Subscriptions Receivable		0	(76,104)
Total Stockholders' Equity (Deficit)	(7,059,913)	(6,209,565)	(6,824,748)
Total Liabilities and Stockholders' Equity	$ 3,084,035	$ 2,425,948	$ 5,818,697